Income taxes (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Statute of limitations period	5 years
Tax rate on dividends	5.00%
Cayman Islands [Member] | New Borun [Member]
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	0.00%
British Virgin Islands [Member] | Golden Direction [Member]
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	0.00%
Hong Kong [Member] | China High [Member]
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	16.50%
PRC [Member]
Income Tax Applicable Tax Rates [Line Items]
Statute of limitations period	5 years
PRC [Member] | Shandong Borun [Member]
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	25.00%
PRC [Member] | Daqing Borun [Member]
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	25.00%